Schedule of intangible assets (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	$ 847
Additions	32
Amortization	(56)	$ (78)
Intangible assets, ending balance	823
Accumulated amortization	(823)
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	1,910
Intangible assets, ending balance	1,942
Accumulated amortization	(1,942)
Accumulated amortization [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	1,063
Intangible assets, ending balance	1,119
Accumulated amortization	(1,119)
Data library [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	519
Additions
Amortization	(56)
Intangible assets, ending balance	463
Accumulated amortization	(463)
Data library [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	1,582
Intangible assets, ending balance	1,582
Accumulated amortization	(1,582)
Data library [member] | Accumulated amortization [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	1,063
Intangible assets, ending balance	1,119
Accumulated amortization	(1,119)
Data library not yet available for use [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	328
Additions	32
Amortization
Intangible assets, ending balance	360
Accumulated amortization	(360)
Data library not yet available for use [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	328
Intangible assets, ending balance	360
Accumulated amortization	(360)
Data library not yet available for use [member] | Accumulated amortization [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance
Intangible assets, ending balance
Accumulated amortization